Retirement Benefits - Amounts Recognized in Consolidated Income Statement (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	¥ 26,431	¥ 30,761	¥ 30,658
Net interest cost	(6,213)	(3,845)	(2,843)
Past service cost	(20)	(4,077)	7,175
Total	¥ 20,198	¥ 22,839	¥ 34,990